Financial Guarantees and Residual Value Guarantees - Schedule of Financial Guarantees and Residual Guarantees (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	$ 152.1	$ 156.8	$ 210.8	$ 293.1
Current portion	51.0	22.2
Non-current portion	101.1	134.6
Financial guarantee of residual value [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	125.4	108.9	122.2	94.7
Accounts payable [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	15.1	30.8	65.9	57.4
Financial guarantee [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	$ 11.6	$ 17.1	$ 22.7	$ 40.1